Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Overview, Basis of Presentation, and Significant Accounting Policies [Abstract]
Description of Business

Description of Business

Agrify Corporation (“Agrify” or the “Company”) is a leading provider of innovative cultivation and extraction solutions for the cannabis industry, bringing data, science, and technology to the forefront of the market. The Company’s proprietary micro-environment-controlled Agrify Vertical Farming Units (or “VFUs”) enable cultivators to produce the highest quality products with what we believe to be unmatched consistency, yield, and return investment at scale. The Company’s comprehensive extraction product line, which includes hydrocarbon, alcohol, solventless, post-processing, and lab equipment, empowers producers to maximize the quantity and quality of extract required for premium concentrates.

The Company believes it is the only company with an automated and fully integrated grow solution in the industry. The Company’s cultivation and extraction solutions seamlessly combines its integrated hardware and software offerings with a broad range of associated services including consulting, engineering, and construction and is designed to deliver the most complete commercial indoor farming solution available from a single provider. The totality of its product offerings and service capabilities forms an unrivaled ecosystem in what has historically been a highly fragmented market. As a result, the Company believes it is well-positioned to capture market share and create a dominant market position in the indoor cannabis sector.

The Company was formed in the State of Nevada on June 6, 2016 as Agrinamics, Inc., and subsequently changed its name to Agrify Corporation. The Company is sometimes referred to herein by the words “we,” “us,” “our,” and similar terminology.

The Company has nine wholly-owned subsidiaries, which are collectively referred to as the “Subsidiaries” and the Company also has ownership interests in certain companies.

Description of Business

Agrify Corporation (“Agrify” or the “Company”) is a leading provider of innovative cultivation and extraction solutions for the cannabis industry, bringing data, science, and technology to the forefront of the market. The Company’s proprietary micro-environment-controlled Agrify Vertical Farming Units (or “VFUs”) enable cultivators to produce the highest quality products with what we believe to be unmatched consistency, yield, and return investment at scale. The Company’s comprehensive extraction product line, which includes hydrocarbon, alcohol, solventless, post-processing, and lab equipment, empowers producers to maximize the quantity and quality of extract required for premium concentrates.

The Company believes it is the only company with an automated and fully integrated grow solution in the industry. The Company’s cultivation and extraction solutions seamlessly combines its integrated hardware and software offerings with a broad range of associated services including consulting, engineering, and construction and is designed to deliver the most complete commercial indoor farming solution available from a single provider. The totality of its product offerings and service capabilities forms an unrivaled ecosystem in what has historically been a highly fragmented market. As a result, the Company believes it is well-positioned to capture market share and create a dominant market position in the indoor cannabis sector.

The Company was formed in the State of Nevada on June 6, 2016 as Agrinamics, Inc., and subsequently changed its name to Agrify Corporation. The Company is sometimes referred to herein by the words “we,” “us,” “our,” and similar terminology.

The Company has nine wholly-owned subsidiaries, which are collectively referred to as the “Subsidiaries” and the Company also has ownership interests in certain companies. (Please refer to Exhibit 21.1 for further details.)

Reverse Stock Splits

Reverse Stock Splits

On October 18, 2022, the Company effected a 1-for-10 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated.

On July 5, 2023, the Company effected a 1-for-20 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated.

No fractional shares of Common Stock were issued as a result of these reverse stock splits. Any fractional shares in connection with these reverse stock splits were rounded up to the nearest whole share and no stockholders received cash in lieu of fractional shares. The reverse stock splits had no impact on the number of shares of Common Stock that the Company is authorized to issue pursuant to its articles of incorporation or on the par value per share of the Common Stock. Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All share and per share information included in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the impact of these reverse stock splits.

Reverse Stock Splits

On October 18, 2022, the Company effected a 1-for-10 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated.

On July 5, 2023, the Company effected a 1-for-20 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated.

No fractional shares of Common Stock were issued as a result of these reverse stock splits. Any fractional shares in connection with these reverse stock splits were rounded up to the nearest whole share and no stockholders received cash in lieu of fractional shares. The reverse stock splits had no impact on the number of shares of Common Stock that the Company is authorized to issue pursuant to its articles of incorporation or on the par value per share of the Common Stock. Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All share and per share information included in this Annual Report on Form 10-K has been retroactively adjusted to reflect the impact of these reverse stock splits.

Initial Public Offering and Secondary Public Offering

Initial Public Offering and Secondary Public Offering

On February 1, 2021, the Company closed its initial public offering, or (“IPO”), of 31,050 shares of its Common Stock (inclusive of 4,050 shares of Common Stock from the full exercise of the over-allotment option of shares granted to the underwriters). The offer and sale of all of the shares in the IPO were registered under the Securities Act of 1933, as amended, pursuant to a registration statement on Form S-1 (File Nos. 333-251616 and 333-252490), which was declared effective by the Securities Exchange Commission (“SEC”) on January 27, 2021. In the IPO, Maxim Group LLC and Roth Capital Partners acted as the underwriters. The IPO price for shares of Common Stock was $2,000.00 per share. The total gross proceeds from the IPO were $62.1 million.

After deducting underwriting discounts and commissions of $4 million and offering expenses paid by the Company of approximately $1 million, the net proceeds from the IPO were approximately $57 million. The Company used the net proceeds from the IPO for its working capital needs, to support revenue growth, increase inventory to meet customer demand forecasts, and support operational growth.

On February 19, 2021, the Company consummated a secondary public offering (the “February Offering”) of 27,778 shares of its Common Stock for a price of $2,700.00 per share, less certain underwriting discounts, and commissions. On March 22, 2021, the Company closed on the sale of an additional 4,167 shares of Common Stock on the same terms and conditions pursuant to the exercise of the underwriters’ over-allotment option. The exercise of the over-allotment option brought the total number of shares of Common Stock sold by the Company in connection with the February Offering to 31,945 shares and the total net proceeds received in connection with the February Offering to approximately $80 million, after deducting underwriting discounts and offering expenses. The Company used the net proceeds from the IPO for its working capital needs, to support revenue growth, increase inventory, meet customer demand forecasts, and support operational growth.

Confidentially Marketed Public Offering

Confidentially Marketed Public Offering

On December 16, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Canaccord Genuity LLC as the underwriter, pursuant to which the Company agreed to issue and sell an aggregate of 594,232 shares of its Common Stock, and, in lieu of Common Stock to certain investors that so chose, pre-funded warrants (the “Pre-Funded 2022 Warrants”) to purchase 75,000 shares of our Common Stock, and accompanying warrants (the “December 2022 Warrants”) to purchase 1,338,462 shares of the Company’s Common Stock (the “Offering”). The shares of Common Stock (or Pre-Funded 2022 Warrants) and the accompanying December 2022

Warrants will be issued separately but can only be purchased together in this Offering. Additional information regarding the Company’s December 2022 Warrants may be found in Note 4 — Fair Value Measures and Note 10 — Stockholders’ Equity, included elsewhere in the notes to the consolidated financial statements.

The aggregate gross proceeds to the Company from the Offering were approximately $8.7 million including offering costs of approximately $0.5 million for broker fees and legal expenses, for net proceeds of $8.2 million. The Company has used the net proceeds from the Offering, together with its existing cash resources, for working capital and general corporate purposes, which may include capital expenditures and repayment of debt.

Confidentially Marketed Public Offering

On December 16, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Canaccord Genuity LLC as the underwriter, pursuant to which the Company agreed to issue and sell an aggregate of 594,232 shares of its Common Stock, and, in lieu of Common Stock to certain investors that so chose, pre-funded warrants (the “Pre-Funded 2022 Warrants”) to purchase 75,000 shares of our Common Stock, and accompanying warrants (the “December 2022 Warrants”) to purchase 1,338,462 shares of the Company’s Common Stock (the “Offering”). The shares of Common Stock (or Pre-Funded 2022 Warrants) and the accompanying December 2022 Warrants will be issued separately but can only be purchased together in this Offering. Additional information regarding the Company’s December 2022 Warrants may be found in Note 4 — Fair Value Measures and Note 12 — Stockholders’ Equity, included elsewhere in the notes to the consolidated financial statements.

The aggregate gross proceeds to the Company from the Offering were approximately $8.7 million including offering costs of approximately $0.5 million for broker fees and legal expenses, for net proceeds of $8.2 million. The Company has used the net proceeds from the Offering, together with its existing cash resources, for working capital and general corporate purposes, which may include capital expenditures and repayment of debt.

Nasdaq Deficiency Notice

Nasdaq Deficiency Notice

On October 4, 2022, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that, for the last 30 consecutive business days, the bid price for the Company’s Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercised its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On October 28, 2022, the Staff notified the Company that the closing bid price for its Common Stock was more than $1.00 for 10 consecutive trading days, and that the Company therefore regained compliance with the Minimum Bid Requirement.

On January 19, 2023, the Company received a new deficiency letter from the Staff of Nasdaq notifying the Company that, for the previous 30 consecutive business days, the bid price for its Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under the Minimum Bid Requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercises its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On July 19, 2023, the Company received a notice from Nasdaq confirming its recompliance with the minimum bid price rule.

As disclosed in the Current Report on Form 8-K filed on April 17, 2023, the Company’s audit committee concluded that, as a result of inadvertent errors in the accounting for warrants previously issued by the Company, it was appropriate to restate the Company’s previously issued unaudited condensed consolidated interim financial statements as of and for the quarterly periods ended March 31, 2022, June 30, 2022 and September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q for such periods in amended quarterly reports for the affected periods. As a result of such restatements, the Company was unable to timely file the 2022 Form 10-K, the First Quarter 2023 Form 10-Q and the Second Quarter 2023 Form 10-Q without unreasonable effort or expense.

On April 18, 2023, the Company received a notice from Nasdaq (the “April Nasdaq Notice”) that it was noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Annual Report on Form 10-K (the “Form 10-K”) with the SEC by the required due date.

On May 17, 2023, the Company received a second notice from Nasdaq (the “May Nasdaq Notice”) that it remained noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “First Quarter Form 10-Q”) with the SEC by the required due date.

On August 16, 2023, the Company received a third notice from Nasdaq that it remain noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC by the required filing date (the “August Nasdaq Notice” and, together with the April Nasdaq Notice and the May Nasdaq Notice, the “Nasdaq Notices”).

The Nasdaq granted the Company an exception until October 16, 2023, to file its 2022 Form 10-K and First and Second Quarter 2023 Forms 10-Q. The Nasdaq Notice had no immediate effect on the listing of the Company’s Common Stock on The Nasdaq Stock Market LLC.

On October 17, 2023, the Company received a Staff Delisting Determination (the “Staff Determination”) from the Listing Qualifications Department of Nasdaq notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Listing Rule as a result of its failure to file the First Quarter Form 10-Q, the Second Quarter Form 10-Q and the Form 10-K (collectively, the “Delinquent Reports”) in a timely manner.

On November 16, 2023, the Company received a notice from Nasdaq that the Company remains noncompliant with the Listing Rule as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2023 with the SEC by the required filing date (the “November Nasdaq Notice” and, together with the April Nasdaq Notice, the May Nasdaq Notice, and the August Nasdaq Notice, the “Nasdaq Notices”).

The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”), and the Panel scheduled a hearing for January 11, 2024. In connection with the hearing request, the Company requested that the stay be extended through the hearing and the expiration of any additional extension period granted by the Panel following the hearing. In that regard, pursuant to the Nasdaq Listing Rules, the Panel granted the additional extension period. However, there can be no assurance that the Company will be able to regain compliance by the end of any additional extension period.

Nasdaq Deficiency Notice

On October 4, 2022, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that, for the last 30 consecutive business days, the bid price for the Company’s Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercised its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On October 28, 2022, the Staff notified the Company that the closing bid price for its Common Stock was more than $1.00 for 10 consecutive trading days, and that the Company therefore regained compliance with the Minimum Bid Requirement.

On January 19, 2023, the Company received a new deficiency letter from the Staff of Nasdaq notifying the Company that, for the previous 30 consecutive business days, the bid price for its Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under the Minimum Bid Requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercises its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On July 19, 2023, the Company received a notice from Nasdaq confirming its recompliance with the minimum bid price rule.

As disclosed in the Current Report on Form 8-K filed on April 17, 2023, the Company’s audit committee concluded that, as a result of inadvertent errors in the accounting for warrants previously issued by the Company, it was appropriate to restate the Company’s previously issued unaudited condensed consolidated interim financial statements as of and for the quarterly periods ended March 31, 2022, June 30, 2022 and September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q for such periods in amended quarterly reports for the affected periods. As a result of such restatements, the Company was unable to timely file the 2022 Form 10-K, the First Quarter 2023 Form 10-Q and the Second Quarter 2023 Form 10-Q without unreasonable effort or expense.

On April 18, 2023, the Company received a notice from Nasdaq (the “April Nasdaq Notice”) that it was noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Annual Report on Form 10-K (the “Form 10-K”) with the SEC by the required due date.

On May 17, 2023, the Company received a second notice from Nasdaq (the “May Nasdaq Notice”) that it remained noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “First Quarter Form 10-Q”) with the SEC by the required due date.

On August 16, 2023, the Company received a third notice from Nasdaq that it remain noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC by the required filing date (the “August Nasdaq Notice” and, together with the April Nasdaq Notice and the May Nasdaq Notice, the “Nasdaq Notices”).

The Nasdaq granted the Company an exception until October 16, 2023, to file its 2022 Form 10-K and First and Second Quarter 2023 Forms 10-Q. The Nasdaq Notice had no immediate effect on the listing of the Company’s common stock on The Nasdaq Stock Market LLC.

On October 17, 2023, the Company received a Staff Delisting Determination (the “Staff Determination”) from the Listing Qualifications Department of Nasdaq notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Listing Rule as a result of its failure to file the First Quarter Form 10-Q, the Second Quarter Form 10-Q and the Form 10-K (collectively, the “Delinquent Reports”) in a timely manner.

The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”), and the Panel scheduled a hearing for January 11, 2024. In connection with the hearing request, the Company requested that the stay be extended through the hearing and the expiration of any additional extension period granted by the Panel following the hearing. In that regard, pursuant to the Nasdaq Listing Rules, the Panel granted the additional extension period. However, there can be no assurance that the Company will be able to regain compliance by the end of any additional extension period.

The Paycheck Protection Program

The Paycheck Protection Program

In May 2020, the Company received an unsecured Paycheck Protection Program Loan (“PPP Loan”) from the Bank of America pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), administered by the U.S. Small Business Administration (the “SBA”). The Company received total loan proceeds of approximately $0.8 million from the PPP Loan. On February 18, 2022, the Company applied for forgiveness of the outstanding balance of the PPP Loan and the application was denied by the SBA on March 18,2022. However, on June 23, 2022, the Company received a letter from Bank of America agreeing to extend the maturity date to May 7, 2025 and the loan will bear interest at a rate of 1.00% per year. The PPP loan is payable in 34 equal combined monthly principal and interest payments of approximately $24 thousand that commenced on August 7, 2022.

The Paycheck Protection Program

In May 2020, the Company received an unsecured Paycheck Protection Program Loan (“PPP Loan”) from the Bank of America pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), administered by the U.S. Small Business Administration (the “SBA”). The Company received total loan proceeds of approximately $779 thousand from the PPP Loan. On February 18, 2022, the Company applied for forgiveness of the outstanding balance of the PPP Loan and the application was denied by the SBA on March 18,2022. However, on June 23, 2022, the Company received a letter from Bank of America agreeing to extend the maturity date to May 7, 2025 and the loan will bear interest at a rate of 1.00% per year. The PPP loan is payable in 34 equal combined monthly principal and interest payments of approximately $24 thousand that commenced on August 7, 2022.

In July 2020, the Company received a separate PPP loan in the amount of $45,000. In September 2021, this loan was 100% forgiven by the SBA. The forgiveness of this loan is reflected in the 2021 Consolidated Statement of Operations as a gain on forgiveness.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

Accounting for Wholly-Owned Subsidiaries

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of Agrify Corporation and its wholly-owned subsidiaries, as described above, in accordance with the provisions required by the Consolidation Topic 810 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The Company includes results of operations of acquired companies from the date of acquisition. All significant intercompany transactions and balances are eliminated.

Accounting for Less Than Wholly-Owned Subsidiaries

For the Company’s less than wholly-owned subsidiaries, which include, Agrify-Valiant LLC (“Agrify-Valiant”), and Agrify Brands, LLC (“Agrify Brands”), the Company first analyzes whether these entities are a variable interest entity (a “VIE”) in accordance with ASC Topic 810, Consolidation (“ASC 810”), and if so, whether the Company is the primary beneficiary requiring consolidation. A VIE is an entity that has (i) insufficient equity to permit it to finance its activities without additional subordinated financial support or (ii) equity holders that lack the characteristics of a controlling financial interest. The financial results of a VIE are consolidated by the primary beneficiary, which is the entity that has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that potentially could be significant to the entity. Variable interests in a VIE are contractual, ownership or other financial interests in a VIE that change with changes in the fair value of the VIE’s net assets. The Company continuously re-assesses (i) whether the joint-venture is a VIE, and (ii) if the Company is the primary beneficiary of the VIE. If it is determined that the joint-venture qualifies as a VIE and the Company is the primary beneficiary, the Company’s financial interest in the VIE is consolidated.

Based on the Company’s analysis of these entities, the Company has determined that Agrify-Valiant and Agrify Brands are each a VIE, and that the Company is the primary beneficiary. While the Company owns 60% of Agrify-Valiant’s equity interests and 75% of Agrify Brand’s equity interests, the remaining equity interests in Agrify-Valiant and Agrify Brands are owned by unrelated third parties, and the agreement with these third parties provides the Company with greater voting rights. Accordingly, the Company consolidates its interest in the financial statements of Agrify-Valiant and Agrify Brands under the VIE rules and reflects the third parties’ interests in the consolidated financial statements as a non-controlling interest. The Company records this non-controlling interest at its initial fair value, adjusting the basis prospectively for the third parties’ share of the respective consolidated investments’ net income or loss or equity contributions and distributions. These non-controlling interests are not redeemable by the equity holders and are presented as part of permanent equity. Income and losses are allocated to the non-controlling interest holders based on its economic ownership percentage.

Basis of Presentation and Principles of Consolidation

Accounting for Wholly-Owned Subsidiaries

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of Agrify Corporation and its wholly-owned subsidiaries, as described above, in accordance with the provisions required by the Consolidation Topic 810 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The Company includes results of operations of acquired companies from the date of acquisition. All significant intercompany transactions and balances are eliminated.

Accounting for Less Than Wholly-Owned Subsidiaries

For the Company’s less than wholly-owned subsidiaries, which include Teejan Podponics International LLC (“TPI”), Agrify-Valiant LLC (“Agrify-Valiant”), and Agrify Brands, LLC (“Agrify Brands”), the Company first analyzes whether these entities are a variable interest entity (a “VIE”) in accordance with ASC Topic 810, Consolidation (“ASC 810”), and if so, whether the Company is the primary beneficiary requiring consolidation. A VIE is an entity that has (i) insufficient equity to permit it to finance its activities without additional subordinated financial support or (ii) equity holders that lack the characteristics of a controlling financial interest. The financial results of a VIE are consolidated by the primary beneficiary, which is the entity that has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that potentially could be significant to the entity. Variable interests in a VIE are contractual, ownership or other financial interests in a VIE that change with changes in the fair value of the VIE’s net assets. The Company continuously re-assesses (i) whether the joint-venture is a VIE, and (ii) if the Company is the primary beneficiary of the VIE. If it is determined that the joint-venture qualifies as a VIE and the Company is the primary beneficiary, the Company’s financial interest in the VIE is consolidated.

Based on the Company’s analysis of these entities, the Company has determined that Agrify-Valiant and Agrify Brands are each a VIE, and that the Company is the primary beneficiary. While the Company owns 60% of Agrify-Valiant’s equity interests and 75% of Agrify Brand’s equity interests, the remaining equity interests in Agrify-Valiant and Agrify Brands are owned by unrelated third parties, and the agreement with these third parties provides the Company with greater voting rights. Accordingly, the Company consolidates its interest in the financial statements of Agrify-Valiant and Agrify Brands under the VIE rules and reflects the third parties’ interests in the consolidated financial statements as a non-controlling interest. The Company records this non-controlling interest at its initial fair value, adjusting the basis prospectively for the third parties’ share of the respective consolidated investments’ net income or loss or equity contributions and distributions. These non-controlling interests are not redeemable by the equity holders and are presented as part of permanent equity. Income and losses are allocated to the non-controlling interest holders based on its economic ownership percentage. The investment in 50% of the shares of TPI is treated as an equity investment as the Company cannot exercise significant influence.

Going Concern

Going Concern

In accordance with the FASB Accounting Standards Update (“ASU”) 2014-15, “Presentation of Financial Statements — Going Concern”, the Company’s management evaluated whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the financial statements’ issuance date. The following matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

The Company has incurred operating losses since its inception and has negative cash flows from operations and a working capital deficiency. The Company also has an accumulated deficit of $266 million as of September 30, 2023. The Company’s primary sources of liquidity are its cash and cash equivalents and marketable securities, with additional liquidity accessible, subject to market conditions and other factors, including limitations that may apply to the Company under applicable SEC regulations, from the capital markets, including under its at-the-market continuous equity offering (“ATM” or ATM Program”).

As of September 30, 2023, the Company had $0.2 million of cash, cash equivalents, and marketable securities. The Company had no restricted cash as of September 30, 2023. As of December 31, 2022 the Company’s restricted cash balance of $10.0 million was associated with its new senior secured note (the “Exchange Note”). Current liabilities were $41.4 million as of September 30, 2023. Additional information regarding the Company’s Exchange Note may be found in Note 8 — Debt, included elsewhere in the notes to the consolidated financial statements.

On October 18, 2022, the Company entered into the ATM Program with Canaccord Genuity LLC (the “Agent”) pursuant to which it may issue and sell, from time to time, shares of its Common Stock having an aggregate offering price of up to $50 million, depending on market demand, with the Agent acting as an agent for sales. The ATM Program allowed the Company to sell shares of Common Stock pursuant to specific parameters defined by the Company as well as those defined by the SEC and the ATM Program agreement. In 2022, the Company sold 306,628 shares of Common Stock under the ATM at an average price of $50.85, resulting in gross proceeds of $15.6 million and net proceeds $15.1 million after commissions and fees to the Agent totaling $0.5 million and legal fees totaling $0.1 million. As of April 1, 2023, after which time the ATM program was discontinued, the Company sold an additional 323,082 shares of Common Stock under the ATM at an average price of $4.93, resulting in gross proceeds of $1.6 million and net proceeds of $1.6 million after commissions and fees to the Agent totaling $48 thousand. $3.0 million of the proceeds under the ATM Program were used to repay amounts due to High Trail Special Situations LLC (the “Investor”) under the Exchange Note. The Company used the net proceeds generated from the ATM Program for working capital and general corporate purposes, including repayment of indebtedness, funding its transformation initiatives and product category expansion efforts and capital expenditures. Due to the late filing of the Company’s Annual Report on Form 10-K, the Company is no longer eligible to utilize the registration statement on Form S-3 relating to the ATM Program.

Going Concern

In accordance with the FASB Accounting Standards Update (“ASU”) 2014-15, “Presentation of Financial Statements — Going Concern,” the Company’s management evaluated whether there are conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the consolidated financial statements’ issuance date. The following matters raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

The Company has incurred operating losses since its inception, has negative cash flows from operations and a working capital deficiency. The Company also has an accumulated deficit of approximately $247.1 million as of December 31, 2022. The Company’s primary sources of liquidity are its cash and cash equivalents and marketable securities, with additional liquidity accessible, subject to market conditions and other factors, including limitations that may apply to the Company under applicable SEC regulations, from the capital markets, including under its at-the-market continuous equity offering (“ATM” or “ATM Program”).

As of December 31, 2022, the Company had $20.5 million of cash, cash equivalents, and restricted cash. The Company’s restricted cash is associated with its senior secured note (the “Exchange Note”) and was $10.0 million as of December 31, 2022. Additional information regarding the Company’s Exchange Note may be found in Note 9 — Debt, included elsewhere in the notes to the consolidated financial statements.

On October 18, 2022, the Company entered into the ATM Program with Canaccord Genuity LLC (the “Agent”) pursuant to which it may issue and sell, from time to time, shares of its Common Stock having an aggregate offering price of up to $50 million, depending on market demand, with the Agent acting as an agent for sales. The ATM Program allowed the Company to sell shares of Common Stock pursuant to specific parameters defined by the Company as well as those defined by the SEC and the ATM Program agreement. As of December 31, 2022, the Company sold 306,628 shares of Common Stock under the ATM Program at an average price of $50.85 per share, resulting in gross proceeds of $15.6 million, and net proceeds of $15.0 million after commissions and fees to the Agent totaling $468 thousand and legal fees totaling $75 thousand. Subsequent to December 31, 2022 through April 1, 2023, after which time the ATM program was discontinued, the Company sold an additional 323,082 shares of Common Stock under the ATM at an average price of $4.93, resulting in gross proceeds of $1.6 million and net proceeds of $1.6 million after commissions and fees to the Agent totaling $48 thousand. $3.0 million of the proceeds under the ATM Program were used to repay amounts due to the Investor under the Exchange Note. The Company used the net proceeds generated from the ATM Program for working capital and general corporate purposes, including repayment of indebtedness, funding its transformation initiatives and product category expansion efforts and capital expenditures. Due to the late filing of this Annual Report on Form 10-K, the Company is no longer eligible to utilize the registration statement on Form S-3 relating to the ATM Program.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company believes these conditions raise substantial doubt about its ability to continue as a going concern within the next twelve-months from the date these consolidated financial statements are available to be issued. The Company’s continuation as a going concern is dependent upon its ability to obtain the necessary debt or equity financing to continue operations until the Company begins generating sufficient cash flows from operations to meet its obligations. If the Company is unable raise additional funds, it may be forced to cease operations.

There is no assurance that the Company will ever be profitable. The consolidated financial statements do not include any adjustments to reflect the potential future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Significant estimates include assumptions about collection of accounts and notes receivable, the valuation and recognition of stock-based compensation expense, valuation allowance for deferred tax assets, the valuation of inventory, and useful life of fixed assets and intangible assets. The Company bases its estimates on historical experience, known trends and other market-specific information, other relevant factors that it believes to be reasonable under the circumstances, and management’s judgement. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual financial results could differ from those estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Significant estimates include assumptions about collection of accounts and notes receivable, the valuation and recognition of stock-based compensation expense, valuation allowance for deferred tax assets, the valuation of inventory, and useful life of fixed assets and intangible assets. The Company bases its estimates on historical experience, known trends and other market-specific information, other relevant factors that it believes to be reasonable under the circumstances, and management’s judgement. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known. Actual financial results could differ from those estimates.

Reclassifications

Reclassifications

Certain amounts in the Company’s prior period financial statements have been reclassified to conform to the presentation of the current period financial statements. In this filing, the Company has reclassified selling, general and administrative expenses to two separate line items in the accompanying consolidated statements of operations as general and administrative expenses and selling and marketing expenses for the three months ended September 30, 2023 and 2022.

In addition, the Company effected a 1-for-10 reverse stock split of its Common Stock on October 18, 2022 and a 1-for-20 reverse stock split of its Common Stock on July 5, 2023. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated. The shares of Common Stock retained a par value of $0.001 per share. Accordingly, the Stockholders’ equity section of the Consolidated Balance Sheet reflects the reverse stock split by reclassifying from “Common Stock” to “Additional paid-in capital” an amount equal to the par value of the decreased shares resulting from the reverse stock split.

Reclassifications

Certain amounts in the Company’s prior period consolidated financial statements have been reclassified to conform to the presentation of the current period consolidated financial statements. In this filing, the Company has reclassified selling, general and administrative expenses to two separate line items in the accompanying consolidated statements of operations as general and administrative expenses and selling and marketing expenses for the years ended December 31, 2022 and 2021.

In addition, the Company effected a 1-for-10 reverse stock split of its Common Stock on October 18, 2022 and a 1-for-20 reverse stock split of its Common Stock on July 5, 2023. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated. The shares of Common Stock retained a par value of $0.001 per share. Accordingly, the Stockholders’ equity section of the Consolidated Balance Sheet reflects the reverse stock split by reclassifying from “Common Stock” to “Additional paid-in capital” an amount equal to the par value of the decreased shares resulting from the reverse stock split.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist principally of cash and deposits with maturities of three months or less as of September 30, 2023 and December 31, 2022. All cash equivalents are carried at cost, which approximates fair value.

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents consists principally of cash and deposits with maturities of three months or less as of December 31, 2022 and 2021. All cash equivalents are carried at cost, which approximates fair value. Restricted cash represents cash required to be held as collateral for the Company’s Notes. Accordingly, these balances contain restrictions as to their availability and usage and are classified as restricted cash in the consolidated balance sheets. Additional information relating to the Company’s Notes may be found in Note 9 — Debt, included elsewhere in the notes to the consolidated financial statements.

Marketable Securities

Marketable Securities

The Company’s marketable security investments primarily include investments held in mutual funds, municipal bonds, and corporate bonds. The mutual funds are recorded at fair value in the accompanying consolidated balance sheets as part of cash and cash equivalents. The municipal and corporate bonds are considered to be held-to-maturity securities and are recorded at amortized cost in the accompanying consolidated balance sheets. The fair value of these investments was estimated using recently executed transactions and market price quotations. The Company considers current assets to be those investments that will mature within the next 12 months, including interest receivable on long-term bonds.

Marketable Securities

The Company’s marketable security investments primarily include investments held in mutual funds, municipal bonds, and corporate bonds. The mutual funds are recorded at fair value in the accompanying consolidated balance sheets as part of cash and cash equivalents. The municipal and corporate bonds are considered to be held-to-maturity securities and are recorded at amortized cost in the accompanying consolidated balance sheets. The fair value of these investments was estimated using recently executed transactions and market price quotations. The Company considers current assets to be those investments that will mature within the next 12 months, including interest receivable on long-term bonds.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable, net, primarily consists of amounts for goods and services that are billed and currently due from customers. Accounts receivable balances are presented net of an allowance for credit losses, which is an estimate of billed amounts that may not be collectible. In determining the amount of the allowance at each reporting date, management makes judgments about general economic conditions, historical write-off experience, and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Accounts receivable balances are written off after all means of collection are exhausted and the potential for non-recovery is determined to be probable. Adjustments to the allowance for credit losses are recorded as general and administrative expenses in the consolidated statements of operations.

Accounts Receivable, Net

Accounts receivable, net, primarily consists of amounts for goods and services that are billed and currently due from customers. Accounts receivable balances are presented net of an allowance for credit losses, which is an estimate of billed amounts that may not be collectible. In determining the amount of the allowance at each reporting date, management makes judgments about general economic conditions, historical write-off experience, and any specific risks identified in customer collection matters, including the aging of unpaid accounts receivable and changes in customer financial conditions. Accounts receivable balances are written off after all means of collection are exhausted and the potential for non-recovery is determined to be probable. Adjustments to the allowance for credit losses are recorded as general and administrative expenses in the consolidated statements of operations.

Concentration of Credit Risk and Significant Customer

Concentration of Credit Risk and Significant Customer

Financial instruments that potentially subject the Company to a concentration of credit risk primarily consist of cash, cash equivalents, restricted cash, marketable securities, and accounts receivable. Cash equivalents primarily consist of money market funds with original maturities of three months or less, which are invested primarily with U.S. financial institutions. Cash deposits with financial institutions, including restricted cash, generally exceed federally insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.

The tables below show customers who account for 10% or more of the Company’s total revenues and 10% or more of the Company’s accounts receivable for the periods presented:

Revenue

For the three and nine months ended September 30, 2023 and 2022, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	Three months ended September 30, 2023		Three months ended September 30, 2022		Nine months ended September 30, 2023		Nine months ended September 30, 2022
(In thousands)	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue
Company Customer Number – 136	*	*	$908	12.9%	$1,930	13.8%	$7,054	13.5%
Company Customer Number – 125	*	*	*	*	$1,855	13.2%	*	*
Company Customer Number – 139	*	*	*	*	*	*	$8,590	16.4%

*        Customer revenue, as a percentage of total revenue, was less than 10%

Accounts Receivable, Net

As of September 30, 2023 and December 31, 2022, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	As of September 30, 2023		As of December 31, 2022
(In thousands)	Amount	% of Total Accounts	Amount	% of Total Accounts
Company Customer Number – 15095	$718	60.5%	$352	32.9%
Company Customer Number – 15874	$405	34.1%	*	*
Company Customer Number – 16491	*	*	$123	11.5%
Company Customer Number – 10888	*	*	$251	23.5%

*        Customer accounts receivable, as a percentage of total accounts receivable, was less than 10%

Concentration of Credit Risk and Significant Customer

Financial instruments that potentially subject the Company to a concentration of credit risk primarily consist of cash, cash equivalents, restricted cash, marketable securities, and accounts receivable. Cash equivalents primarily consist of money market funds with original maturities of three months or less, which are invested primarily with U.S. financial institutions. Cash deposits with financial institutions, including restricted cash, generally exceed federally insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.

The tables below show customers who account for 10% or more of the Company’s total revenues and 10% or more of the Company’s accounts receivable for the periods presented.

Revenue

For the years ended December 31, 2022 and 2021, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

(In thousands)	Year Ended December 31, 2022		Year Ended December 31, 2021
	Amount	% of Total Revenue	Amount	% of Total Revenue
New England Innovation Academy (“NEIA”) – Related Party	*	*	$22,010	36.8%
Greenstone Holdings (“Greenstone”) – Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership	*	*	$9,429	15.8%
Company Customer Number – 136	$8,005	13.8%	*	*
Company Customer Number – 139	$8,761	15.0%	*	*

____________

*        Customer revenue, as a percentage of total revenue, was less than 10%

Accounts Receivable, Net

As of December 31, 2022 and 2021, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

(In thousands)	As of December 31, 2022		As of December 31, 2021
	Amount	% of Total Accounts Receivable	Amount	% of Total Accounts Receivable
NEIA – Related Party	*	*	$3,498	48.4%
Company Customer Number – 126(1)	*	*	$1,541	21.3%
Company Customer Number – 15095	$352	32.9%	*	*
Company Customer Number – 10888	$251	23.5%	*	*
Company Customer Number – 16491	$123	11.5%	*	*

____________

*        Customer accounts receivable balance, as a percentage of total accounts receivable balance, was less than 10%

(1)      The accounts receivable balance was fully reserved at December 31, 2022 due to an ongoing dispute with the customer.

Inventories

Inventories

The Company values all its inventories, which consist primarily of significant raw material hardware components, at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Write-offs of potentially slow-moving or damaged inventory are recorded through specific identification of obsolete or damaged material.

Inventories

The Company values all its inventories, which consist primarily of significant raw material hardware components, at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Write-offs of potentially slow-moving or damaged inventory are recorded through specific identification of obsolete or damaged material. The Company takes physical inventory at least once annually at all inventory locations.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development of laboratory equipment	5
Machinery and equipment	3 to 5
Leased equipment	5 to 13
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term

The estimated useful lives of the Company’s property and equipment are periodically assessed to determine if changes are appropriate. The Company charges maintenance and repairs to expense as incurred. When the Company retires or disposes of assets, the carrying cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheet and any resulting gain or loss are included in the consolidated statements of operations in the period of retirement or disposal.

Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. During construction, costs are accumulated in a construction-in-progress account, with no depreciation. Upon completion, costs are transferred to the appropriate asset account, and depreciation begins when the asset is placed into service.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development laboratory equipment	5
Machinery and equipment	3 to 5
Leased equipment	5 to 13
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term

The estimated useful lives of the Company’s property and equipment are periodically assessed to determine if changes are appropriate. The Company charges maintenance and repairs to expense as incurred. When the Company retires or disposes of assets, the carrying cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheet and any resulting gain or loss are included in the consolidated statements of operations in the period of retirement or disposal.

Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. During construction, costs are accumulated in a construction-in-progress account, with no depreciation. Upon completion, costs are transferred to the appropriate asset account, and depreciation begins when the asset is placed into service.

Goodwill

Goodwill

Goodwill is defined as the excess of cost over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is tested for impairment annually, and more frequently if events and circumstances indicate that the asset might be impaired. The Company has determined that it is a single reporting unit for the purpose of conducting the goodwill impairment assessment. A goodwill impairment charge is recorded if the amount by which the Company’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Factors that could lead to a future impairment include material uncertainties such as a significant reduction in projected revenues, a deterioration of projected financial performance, future acquisitions and/or mergers, and/or a decline in the Company’s market value as a result of a significant decline in the Company’s stock price.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022.

Based on its interim testing, the Company noted that the carrying value of equity exceeded the calculated fair value by an amount greater than the aggregate value of our goodwill. Accordingly, the Company concluded that the entire carrying value of its goodwill was impaired, resulting in a second-quarter impairment charge of $54.7 million in 2022. Additional information regarding the Company’s interim testing on goodwill may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

Goodwill

Goodwill is defined as the excess of cost over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is tested for impairment annually, and more frequently if events and circumstances indicate that the asset might be impaired. The Company has determined that it is a single reporting unit for the purpose of conducting the goodwill impairment assessment. A goodwill impairment charge is recorded if the amount by which the Company’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Factors that could lead to a future impairment include material uncertainties such as a significant reduction in projected revenues, a deterioration of projected financial performance, future acquisitions and/or mergers, and/or a decline in the Company’s market value as a result of a significant decline in the Company’s stock price.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022.

Based on its interim testing, the Company noted that the carrying value of equity exceeded the calculated fair value by an amount greater than the aggregate value of our goodwill. Accordingly, the Company concluded that the entire carrying value of its goodwill was impaired, resulting in a second-quarter impairment charge of $54.7 million. Additional information regarding the Company’s interim testing on goodwill may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

Intangible Assets

Intangible Assets

The Company initially records intangible assets at their estimated fair values and reviews these assets periodically for impairment. Identifiable intangible assets, which consist principally of customer-related acquired assets, acquired and/or developed technology, non-compete agreements, and trade names, are reported net of accumulated amortization, and are being amortized over their estimated useful lives at amortization rates that are proportional to each asset’s estimated economic benefit. The Company’s intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company reviews the carrying value of these intangible assets annually, or more frequently if indicators of impairment are present.

The useful lives are as follows:

Trade names	5 to 7 years
Acquired developed technology	5 to 8 years
Non-compete agreements	5 years
Customer relationships	5 to 8 years
Capitalized website costs	3 to 5 years

In performing the review of the recoverability of intangible assets, the Company considers several factors, including whether there have been significant changes in legal factors or the overall business climate that could affect the underlying value of an asset. The Company also considers whether there is an expectation that the asset will be sold or disposed of before the end of its remaining estimated useful life. If, as the result of examining any of these factors, the Company concludes that the carrying value of the intangible asset exceeds its estimated fair value, the Company recognizes an impairment charge and reduces the carrying value of the asset to its estimated fair value.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022.

Based on its interim testing, the Company noted that the carrying value of equity exceeded the calculated fair value by an amount greater than the aggregate value of our intangible assets. Accordingly, the Company concluded that the entire carrying value of its intangible assets should be impaired, resulting in a second-quarter impairment charge of $15.2 million in 2022. Additional information regarding the Company’s interim testing on intangible assets may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

Intangible Assets

The Company initially records intangible assets at their estimated fair values and reviews these assets periodically for impairment. Identifiable intangible assets, which consist principally of customer-related acquired assets, acquired and/or developed technology, non-compete agreements, and trade names, are reported net of accumulated amortization, and are being amortized over their estimated useful lives at amortization rates that are proportional to each asset’s estimated economic benefit. The Company’s intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company reviews the carrying value of these intangible assets annually, or more frequently if indicators of impairment are present.

The useful lives are as follows:

Trade names	5 to 7 years
Acquired developed technology	5 to 8 years
Non-compete agreements	5 years
Customer relationships	5 to 8 years
Capitalized website costs	3 to 5 years

In performing the review of the recoverability of intangible assets, the Company considers several factors, including whether there have been significant changes in legal factors or the overall business climate that could affect the underlying value of an asset. The Company also considers whether there is an expectation that the asset will be sold or disposed of before the end of its remaining estimated useful life. If, as the result of examining any of these factors, the Company concludes that the carrying value of the intangible asset exceeds its estimated fair value, the Company recognizes an impairment charge and reduces the carrying value of the asset to its estimated fair value.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022.

Based on its interim testing, the Company noted that the carrying value of equity exceeded the calculated fair value by an amount greater than the aggregate value of our intangible assets. Accordingly, the Company concluded that the entire carrying value of its intangible assets should be impaired, resulting in a second-quarter impairment charge of $15.2 million. Additional information regarding the Company’s interim testing on intangible assets may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

Convertible Notes Payable

Convertible Notes Payable

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). The accounting treatment of derivative financial instruments requires that the Company identify and record certain ECOs, certain variable-share settlement features, and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification. Bifurcated embedded conversion options, variable-share settlement features, and any related freestanding instruments are recorded as a discount to the host instrument which is amortized to interest expense over the life of the respective note using the effective interest method.

Convertible Notes Payable

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). The accounting treatment of derivative financial instruments requires that the Company identify and record certain ECOs, certain variable-share settlement features, and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification. Bifurcated embedded conversion options, variable-share settlement features, and any related freestanding instruments are recorded as a discount to the host instrument which is amortized to interest expense over the life of the respective note using the effective interest method.

If the Company determines that an instrument is not a derivative liability, it then evaluates whether there is a BCF, by comparing the commitment date fair value to the effective current conversion price of the instrument. The Company records a BCF as a debt discount which is amortized to interest expense over the life of the respective note using the effective interest method. BCFs that are contingent upon the occurrence of a future event are recognized when the contingency is resolved. Additionally, adoption of ASU 2020-06 simplifies the accounting for convertible instruments by eliminating the cash conversion and the BCF accounting models for convertible debt and convertible preferred stock.

Warrant Liabilities

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all its financial instruments, including issued private placement stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock among other conditions for equity classification.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that are precluded from equity classification, they are recorded as a liability at their initial fair value on the date of issuance and subject to remeasurement on each balance sheet date with changes in the estimated fair value of the warrants to be recognized as an unrealized gain or loss in the consolidated statements of operations.

On August 18, 2022, the Company reached an agreement with its institutional lender to amend its existing Securities Purchase Agreement and entered into a Securities Exchange Agreement (the “August 2022 Exchange Agreement”). Pursuant to the August 2022 Exchange Agreement, the Company issued a new warrant to purchase 71,139 shares of Common Stock (the “Note Exchange Warrant”) and modified an existing warrant (the “SPA Warrant”) to purchase up to an aggregate of 34,406 shares of Common Stock. The Company exchanged the SPA Warrant for a new warrant for the same number of underlying shares but with a reduced exercise price (the “Modified Warrants” and, collectively with the Note Exchange Warrant, the “August 2022 Warrants”). Additional information regarding the August 2022 Exchange Agreement and August 2022 Warrants may be found in Note 4 — Fair Value Measures and Note 9 — Debt, included elsewhere in the notes to the consolidated financial statements.

Additionally, on April 18, 2023, the Company modified the exercise price of certain warrants, to reduce this from $13.00 per share to $3.45 per share.

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all its financial instruments, including issued private placement stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock among other conditions for equity classification.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that are precluded from equity classification, they are recorded as a liability at their initial fair value on the date of issuance and subject to remeasurement on each balance sheet date with changes in the estimated fair value of the warrants to be recognized as an unrealized gain or loss in the consolidated statements of operations.

On August 18, 2022, the Company reached an agreement with its institutional lender to amend its existing Securities Purchase Agreement and entered into a Securities Exchange Agreement (the “August 2022 Exchange Agreement”). Pursuant to the August 2022 Exchange Agreement, the Company issued a new warrant to purchase 71,139 shares of Common Stock (the “Note Exchange Warrant”) and modified an existing warrant (the “SPA Warrant”) to purchase up to an aggregate of 34,406 shares of Common Stock. The Company exchanged the SPA Warrant for a new warrant for the same number of underlying shares but with a reduced exercise price (the “Modified Warrants” and, collectively with the Note Exchange Warrant, the “August 2022 Warrants”). Additional information regarding the August 2022 Exchange Agreement and August 2022 Warrants may be found in Note 4 — Fair Value Measures and Note 9 — Debt, included elsewhere in the notes to the consolidated financial statements.

Debt Issuance Costs and Debt Discount

Debt Issuance Costs and Debt Discount

The Company may record debt issuance costs and/or debt discounts in connection with the issuance of debt. The Company may cover these costs by paying cash or issuing warrants. These costs are amortized to interest expense over the expected life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Debt Issuance Costs and Debt Discount

The Company may record debt issuance costs and/or debt discounts in connection with the issuance of debt. The Company may cover these costs by paying cash or issuing warrants. These costs are amortized to interest expense over the expected life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

Original Issue Discount

Certain convertible debt issued by the Company, may provide the debt holder with an original issue discount. The Company would record the original issue discount to debt discount, reducing the face amount of the note, and is then amortized to interest expense over the life of the debt.

Original Issue Discount

Certain convertible debt issued by the Company may provide the debt holder with an original issue discount. The Company would record the original issue discount to debt discount, reducing the face amount of the note, and is then amortized to interest expense over the life of the debt.

Leases

Leases

The Company determines at the inception of an asset contract if such arrangement is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset and a lease liability on its consolidated balance sheet for all leases with an initial lease term of greater than 12 months. A lease with an initial term of 12 months or less is not recorded on the balance sheet, but related payments are recognized as an expense on a straight-line basis over the lease term.

The Company’s asset contracts may contain both lease and non-lease components. Non-lease components may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of future lease payments over the expected lease term. The Company determines the present value of future lease payments by using its estimated secured incremental borrowing rate for that lease term as the interest rate implicit in the lease is not readily determinable. The Company estimates its secured incremental borrowing rate for each lease based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

Certain of the Company’s leases include options to extend or terminate the lease. The amounts determined for the Company’s right-of-use assets and lease liabilities generally do not assume that renewal options or early-termination provisions, if any, are exercised unless it is reasonably certain that the Company will exercise such options.

Leases

The Company determines at the inception of an asset contract if such arrangement is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset and a lease liability on its consolidated balance sheet for all leases with an initial lease term of greater than 12 months. A lease with an initial term of 12 months or less is not recorded on the balance sheet, but related payments are recognized as an expense on a straight-line basis over the lease term.

The Company’s asset contracts may contain both lease and non-lease components. Non-lease components may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of future lease payments over the expected lease term. The Company determines the present value of future lease payments by using its estimated secured incremental borrowing rate for that lease term as the interest rate implicit in the lease is not readily determinable. The Company estimates its secured incremental borrowing rate for each lease based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

Certain of the Company’s leases include options to extend or terminate the lease. The amounts determined for the Company’s right-of-use assets and lease liabilities generally do not assume that renewal options or early-termination provisions, if any, are exercised unless it is reasonably certain that the Company will exercise such options.

Deferred Revenue

Deferred Revenue

Deferred revenue includes amounts collected or billed in excess of revenue that the Company can recognize. The Company recognizes deferred revenue and non-current deferred revenue as revenue as the related performance obligation is satisfied. The Company records deferred revenue that will be recognized during the succeeding twelve-month period as a current liability on the consolidated balance sheet.

Deferred Revenue

Deferred revenue includes amounts collected or billed in excess of revenue that the Company can recognize. The Company recognizes deferred revenue and non-current deferred revenue as revenue as the related performance obligation is satisfied. The Company records deferred revenue that will be recognized during the succeeding twelve-month period as a current liability on the consolidated balance sheet.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued expenses. The estimated fair values of accounts receivable and accounts payable approximate their carrying values due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued expenses. The estimated fair values of accounts receivable and accounts payable approximate their carrying values due to the short-term nature of these instruments.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock options and other stock-based awards granted to employees, directors and consultants based on the fair value on the date of the grant and recognizes compensation expense of those awards, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. Historically, the Company has issued stock options to employees, directors and consultants with only service-based vesting conditions and records the expense for these awards using the straight-line method.

The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified.

The Company estimates the fair value of each stock option grant on the date of the grant using the Black-Scholes option-pricing model. Before the IPO, the Company was a private company and therefore lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of similar publicly-traded companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Stock-Based Compensation

The Company measures all stock options and other stock-based awards granted to employees, directors, and consultants, based on the fair value on the date of the grant and recognizes compensation expense of those awards, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. Historically, the Company has issued stock options to employees, directors, and consultants with only service-based vesting conditions and records the expense for these awards using the straight-line method.

The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified.

The Company estimates the fair value of each stock option grant on the date of the grant using the Black-Scholes option-pricing model. Before the IPO, the Company was a private company and therefore lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of similar publicly-traded companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Business Combinations

Business Combinations

The Company accounts for business acquisitions using the purchase method of accounting, in accordance with which assets acquired and liabilities assumed are recorded at their respective fair values at the acquisition date. The fair value of the consideration paid, including contingent consideration, is assigned to the assets acquired and liabilities assumed based on their respective fair values. Goodwill represents the excess of the purchase price over the estimated fair values of the assets acquired and liabilities assumed.

The Company’s management exercises significant judgments in determining the fair value of assets acquired and liabilities assumed, as well as intangibles and their estimated useful lives. Fair value and useful life determinations are based on, among other factors, estimates of future expected cash flows, royalty cost savings and appropriate discount rates used in computing present values. These judgments may materially impact the estimates used in allocating acquisition date fair values to assets acquired and liabilities assumed, as well as the Company’s current and future operating results. Actual results may vary from these estimates which may result in adjustments to goodwill and acquisition date fair values of assets and liabilities during a measurement period or upon a final determination of asset and liability fair values, whichever occurs first. Adjustments to the fair value of assets and liabilities made after the end of the measurement period are recorded within the Company’s operating results.

For contingent consideration arrangements, the Company recognizes a liability at fair value as of the acquisition date with subsequent fair value adjustments recorded in the consolidated statements of operations. Additional information regarding the Company’s contingent consideration arrangements may be found in Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

Business Combinations

The Company accounts for business acquisitions using the purchase method of accounting, in accordance with which assets acquired and liabilities assumed are recorded at their respective fair values at the acquisition date. The fair value of the consideration paid, including contingent consideration, is assigned to the assets acquired and liabilities assumed based on their respective fair values. Goodwill represents the excess of the purchase price over the estimated fair values of the assets acquired and liabilities assumed.

The Company’s management exercises significant judgments in determining the fair value of assets acquired and liabilities assumed, as well as intangibles and their estimated useful lives. Fair value and useful life determinations are based on, among other factors, estimates of future expected cash flows, royalty cost savings, and appropriate discount rates used in computing present values. These judgments may materially impact the estimates used in allocating acquisition date fair values to assets acquired and liabilities assumed, as well as the Company’s current and future operating results. Actual results may vary from these estimates, which may result in adjustments to goodwill and acquisition date fair values of assets and liabilities during a measurement period or upon a final determination of asset and liability fair values, whichever occurs first. Adjustments to the fair value of assets and liabilities made after the end of the measurement period are recorded within the Company’s operating results.

For contingent consideration arrangements, the Company recognizes a liability at fair value as of the acquisition date with subsequent fair value adjustments recorded in the consolidated statements of operations. Additional information regarding the Company’s contingent consideration arrangements may be found in Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) equipment sales, (2) providing services and (3) construction contracts.

In accordance with ASC 606 “Revenue Recognition”, the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

•        identify the customer contract;

•        identify performance obligations that are distinct;

•        determine the transaction price;

•        allocate the transaction price to the distinct performance obligations; and

•        recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts and purchase orders, if said purchase orders are issued in the normal course of business by the customer.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer, excluding sales taxes that are collected on behalf of government agencies.

Allocate the transaction price to distinct performance obligations

The transaction price is allocated to each performance obligation based on the relative standalone selling prices (“SSP”) of the goods or services being provided to the customer. The Company’s contracts typically contain multiple performance obligations, for which the Company accounts for individual performance obligations separately, if they are distinct. The standalone selling price reflects the price the Company would charge for a specific piece of equipment or service if it was sold separately in similar circumstances and to similar customers.

Recognize revenue as the performance obligations are satisfied

Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

Significant Judgments

The Company enters into contracts that may include various combinations of equipment, services and construction, which are generally capable of being distinct and accounted for as separate performance obligations. Contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the Company determines the performance obligations, it determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on the SSP. The corresponding revenue is recognized as the related performance obligations are satisfied.

Judgment is required to determine the SSP for each distinct performance obligation. The Company determines SSP based on the price at which the performance obligation is sold separately and the methods of estimating SSP under the guidance of ASC 606-10-32-33. If the SSP is not observable through past transactions, the Company estimates the SSP, taking into account available information such as market conditions, expected margins, and internally approved pricing guidelines related to the performance obligations. The Company licenses its SaaS type subscription license, whereby the customer only has a right to access the software over a specified time period. The full value of the contract is recognized ratably over the contractual term of the SaaS subscription, adjusted monthly if tiered pricing is relevant. The Company typically satisfies its performance obligations for equipment sales when equipment is made available for shipment to the customer; for services sales as services are rendered to the customer and for construction contracts both as services are rendered and when the contract is completed.

The Company utilizes the cost-plus margin method to determine the SSP for equipment and build-out services. This method is based on the cost of the services from third parties, plus a reasonable markup that the Company believes is reflective of a market-based reseller margin.

The Company determines the SSP for services in time and materials contracts by observable prices in standalone services arrangements.

The Company estimates variable consideration in the form of royalties, revenue share, monthly fees, and service credits at contract inception and updated at the end of each reporting period if additional information becomes available. Variable consideration is typically not subject to constraint. Changes to variable consideration were not material for the periods presented.

If a contract has payment terms that differ from the timing of revenue recognition, the Company will assess whether the transaction price for those contracts include a significant financing component. The Company has elected the practical expedient that permits an entity to not adjust for the effects of a significant financing component if the Company expects that at the contract inception, the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service, will be one year or less. For those contracts in which the period exceeds the one-year threshold, this assessment, as well as the quantitative estimate of the financing component and its relative significance, requires judgment. Accordingly, the Company imputes interest on such contracts at an agreed-upon interest rate and will present the financing components separately as financial income. For the nine months ended September 30, 2023 and 2022, the Company did not have any such financial income.

Payment terms with customers typically require payment 30 days from the invoice date. The Company’s agreements with its customers do not provide for any refunds for services or products and therefore no specific reserve for such is maintained. In the infrequent instances where customers raise concern over delivered products or services, the Company has endeavored to remedy the concern and all costs related to such matters have been insignificant in all periods presented.

The Company has elected to treat shipping and handling activities after the customer obtains control of the goods as a fulfillment cost and not as a promised good or service. Accordingly, the Company will accrue all fulfillment costs related to the shipping and handling of consumer goods at the time of shipment. The Company has payment terms with its customers of one year or less and has elected the practical expedient applicable to such contracts not to consider the time value of money. Sales, value add, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company receives payment from customers based on specified terms that are generally less than 30 days from the satisfaction of performance obligations. There are no contract assets related to performance under the contract. The difference in the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the Company’s performance and the customer’s payment. The Company fulfills obligations under a contract with a customer by transferring products and services in exchange for consideration from the customer.

Accounts receivable are recorded when the customer has been billed or the right to consideration is unconditional. The Company recognizes deferred revenue when consideration has been received or an amount of consideration is due from the customer, and the Company has a future obligation to transfer certain proprietary products.

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable. The majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

The Company generally provides a one-year warranty on its products for materials and workmanship but may provide multiple year warranties as negotiated, and generally transfers to its customers the warranties it receives from its vendors, if any, which generally cover this one-year period. In accordance with ASC 450-20-25, the Company accrues for product warranties when the loss is probable and can be reasonably estimated. The Company maintains a reserve for warranty returns of $0.6 million and $0.6 million for September 30, 2023 and December 31, 2022, respectively. The Company’s reserve for warranty returns is included in accrued expenses and other current liabilities in its consolidated balance sheets. Additional information regarding the Company’s warranty reserve may be found in Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

Revenue Recognition

Overview

The Company generates revenue from the following sources: (1) equipment sales, (2) providing services and (3) construction contracts.

In accordance with ASC 606 “Revenue Recognition”, the Company recognizes revenue from contracts with customers using a five-step model, which is described below:

•        identify the customer contract;

•        identify performance obligations that are distinct;

•        determine the transaction price;

•        allocate the transaction price to the distinct performance obligations; and

•        recognize revenue as the performance obligations are satisfied.

Identify the customer contract

A customer contract is generally identified when there is approval and commitment from both the Company and its customer, the rights have been identified, payment terms are identified, the contract has commercial substance, and collectability is probable. Specifically, the Company obtains written/electronic signatures on contracts and purchase orders, if said purchase orders are issued in the normal course of business by the customer.

Identify performance obligations that are distinct

A performance obligation is a promise by the Company to provide a distinct good or service or a series of distinct goods or services. A good or service that is promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and a company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Determine the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer, excluding sales taxes that are collected on behalf of government agencies.

Allocate the transaction price to distinct performance obligations

The transaction price is allocated to each performance obligation based on the relative standalone selling prices (“SSP”) of the goods or services being provided to the customer. The Company’s contracts typically contain multiple performance obligations, for which the Company accounts for individual performance obligations separately, if they are distinct. The standalone selling price reflects the price the Company would charge for a specific piece of equipment or service if it was sold separately in similar circumstances and to similar customers.

Recognize revenue as the performance obligations are satisfied

Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

Significant Judgments

The Company enters into contracts that may include various combinations of equipment, services, and construction, which are generally capable of being distinct and accounted for as separate performance obligations. Contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the Company determines the performance obligations, it determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on the SSP. The corresponding revenue is recognized as the related performance obligations are satisfied.

Judgment is required to determine the SSP for each distinct performance obligation. The Company determines SSP based on the price at which the performance obligation is sold separately and the methods of estimating SSP under the guidance of ASC 606-10-32-33. If the SSP is not observable through past transactions, the Company estimates the SSP, taking into account available information such as market conditions, expected margins, and internally approved pricing guidelines related to the performance obligations. The Company licenses its SaaS type subscription license, whereby the customer only has a right to access the software over a specified time period. The full value of the contract is recognized ratably over the contractual term of the SaaS subscription, adjusted monthly if tiered pricing is relevant. The Company typically satisfies its performance obligations for equipment sales when equipment is made available for shipment to the customer; for services sales as services are rendered to the customer and for construction contracts both as services are rendered and when the contract is completed.

The Company utilizes the cost-plus margin method to determine the SSP for equipment and build-out services. This method is based on the cost of the services from third parties, plus a reasonable markup that the Company believes is reflective of a market-based reseller margin.

The Company determines the SSP for services in time and materials contracts by observable prices in standalone services arrangements.

The Company estimates variable consideration in the form of royalties, revenue share, monthly fees, and service credits at contract inception and it is updated at the end of each reporting period if additional information becomes available. Variable consideration is typically not subject to constraint. Changes to variable consideration were not material for the periods presented.

If a contract has payment terms that differ from the timing of revenue recognition, the Company will assess whether the transaction price for those contracts include a significant financing component. The Company has elected the practical expedient that permits an entity to not adjust for the effects of a significant financing component if the Company expects that at the contract inception, the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service, will be one year or less. For those contracts in which the period exceeds the one-year threshold, this assessment, as well as the quantitative estimate of the financing component and its relative significance, requires judgment. Accordingly, the Company imputes interest on such contracts at an agreed-upon interest rate and will present the financing components separately as financial income. For the years ended December 31, 2022 and 2021, the Company did not have any such financial income.

Payment terms with customers typically require payment 30 days from the invoice date. The Company’s agreements with its customers do not provide for any refunds for services or products and therefore no specific reserve for such is maintained. In the infrequent instances where customers raise concern over delivered products or services, the Company has endeavored to remedy the concern and all costs related to such matters have been insignificant in all periods presented.

The Company has elected to treat shipping and handling activities after the customer obtains control of the goods as a fulfillment cost and not as a promised good or service. Accordingly, the Company will accrue all fulfillment costs related to the shipping and handling of consumer goods at the time of shipment. The Company has payment terms with its customers of one year or less and has elected the practical expedient applicable to such contracts not to consider the time value of money. Sales, value add, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company receives payment from customers based on specified terms that are generally less than 30 days from the satisfaction of performance obligations. There are no contract assets related to performance under the contract. The difference in the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the Company’s performance and the customer’s payment. The Company fulfills obligations under a contract with a customer by transferring products and services in exchange for consideration from the customer. Accounts receivable are recorded when the customer has been billed or the right to consideration is unconditional. The Company recognizes deferred revenue when consideration has been received or an amount of consideration is due from the customer, and the Company has a future obligation to transfer certain proprietary products.

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable. The majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

The Company generally provides a one-year warranty on its products for materials and workmanship but may provide multiple year warranties as negotiated, and generally transfers to its customers the warranties it receives from its vendors, if any, which generally cover this one-year period. In accordance with ASC 450-20-25, the Company accrues for product warranties when the loss is probable and can be reasonably estimated. The Company maintains a reserve for warranty returns of $553 thousand and $398 thousand for December 31, 2022 and 2021, respectively. The Company’s reserve for warranty returns is included in accrued expenses and other current liabilities in its consolidated balance sheets. Additional information regarding the Company’s warranty reserve may be found in Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

Research and Development Costs

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development expenses include payroll, employee benefits and other expenses associated with product development. The Company incurs research and development costs associated with the development and enhancement of both hardware and software products associated with its cultivation and extraction equipment, as well as its SaaS-based software offering, Agrify Insights™ cultivation software (“Agrify Insights™”).

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development expenses include payroll, employee benefits, and other expenses associated with product development. The Company incurs research and development costs associated with the development and enhancement of both hardware and software products associated with its cultivation and extraction equipment, as well as its SaaS-based software offering, Agrify Insights™ cultivation software (“Agrify Insights™”).

Capitalization of Internal Software Development Costs

Capitalization of Internal Software Development Costs

The Company capitalizes certain software engineering efforts related to the continued development of Agrify Insights™ under ASC Topic 350-40 The costs incurred in the preliminary stages of development are expensed as incurred as research costs. Once the application has reached the development stage, internal and external costs incurred to develop internal-use software are capitalized and amortized on a straight-line basis over the estimated useful life of the software. Maintenance and enhancement costs, including those costs in the post-implementation stages, are typically expensed as incurred, unless such costs relate to substantial upgrades and enhancements to the software that result in added functionality, in which case the costs are capitalized and amortized on a straight-line basis over the estimated useful life of the software. The types of costs capitalized during the application development phase include employee compensation, as well as consulting fees for third-party software developers working on these projects. The estimated useful life of capitalized internal-use software ranges from two to five years.

Capitalization of Internal Software Development Costs

The Company capitalizes certain software engineering efforts related to the continued development of Agrify Insights™ under ASC 985-20. Costs incurred during the application development phase are only capitalized once technical feasibility has been established and the work performed will result in new or additional functionality. The types of costs capitalized during the application development phase include employee compensation, as well as consulting fees for third-party software developers working on these projects. Costs related to the research and development are expensed as incurred until technical feasibility is established, as well as post-implementation activities. Internal-use software is amortized on a straight-line basis over the estimated useful life of the asset, which ranges from two to five years.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC Topic 740, Income Taxes, which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred tax asset will not be realized.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10-25-6, the benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits.

The Company recognizes the benefit of a tax position when it is effectively settled. ASC 740-10-25-10, provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. ASC 740-10-25-10 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority. For tax positions considered effectively settled, the Company recognizes the full amount of the tax benefit.

The Company’s quarterly provision for income taxes is measured using an annual effective tax rate, adjusted for discrete items within the period presented. To determine the annual effective tax rate, the Company estimates both the total income (loss) before income taxes for the full year and the jurisdictions in which that income (loss) is subject to tax. The actual effective tax rate for the full year may differ from these estimates if income (loss) before income taxes is greater than or less than what was estimated or if the allocation of income (loss) to jurisdictions in which it is taxed is different from the estimated allocations.

The provision for income taxes represents Federal and state and local income taxes. The effective rate differs from statutory rates due to the effect of certain nondeductible expenses. Our effective tax rate will change from quarter to quarter based on recurring and non-recurring factors including, but not limited to, the geographical mix of earnings, enacted tax legislation, and state and local income taxes. In addition, changes in judgment from the evaluation of new information resulting in the recognition de-recognition or re-measurement of a tax position taken in a prior annual period is recognized separately in the quarter of the change.

Tax contingencies are recorded, if needed, to address potential exposure involving tax positions the Company has taken that could be challenged by tax authorities. These potential exposures could result from applications of various statutes, rules, regulations and interpretations. Any estimates of tax contingencies contain assumptions and judgments about potential actions by taxing jurisdictions. Any interest and penalties related to uncertain tax positions would be included as part of the income tax provision. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis of or changes in tax laws, regulations and interpretations thereof as well as other factors.

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC Topic 740, “Income Taxes,” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred tax asset will not be realized.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10-25-6, the benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2022, tax years 2017 through 2021 remain open for audit by the Internal Revenue Service (“IRS”). The Company has received no notice of audit from the IRS for any of the open tax years.

The Company recognizes the benefit of a tax position when it is effectively settled. ASC 740-10-25-10, “Basic Recognition Threshold” provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. ASC 740-10-25-10 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority. For tax positions considered effectively settled, the Company recognizes the full amount of the tax benefit.

For the year ended December 31, 2021, the Company recorded a deferred tax liability of approximately $25 thousand, comprised of its change in deferred tax liability during the year related to its indefinite-lived intangible asset balance. The indefinite-lived intangibles are not all available as a source of income and thus are not fully available to offset the Company’s deferred tax assets. As of December 31, 2022, the Company has federal and state net operating loss (“NOL”) carryforwards of approximately $96.7 million and $71.6 million, respectively. There was no federal income tax expense for the years ended December 31, 2022 and 2021 due to the Company’s net losses.

Net Loss Per Share

Net Loss Per Share

The Company presents basic and diluted net loss per share attributable to Common Stockholders in conformity with the two-class method required for participating securities. The Company computes basic loss per share by dividing net loss available to Common Stockholders by the weighted-average number of common shares outstanding. Net loss available to Common Stockholders represents net loss attributable to Common Stockholders reduced by the allocation of earnings to participating securities. Losses are not allocated to participating securities as the holders of the participating securities do not have a contractual obligation to share in any losses. Diluted loss per share adjusts basic loss per share for the potentially dilutive impact of stock options and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options and warrants, are anti-dilutive, and accordingly, basic net loss per share equals diluted net loss per share.

Net loss per share calculations for all periods have been adjusted to reflect the reverse stock splits effected on October 18, 2022 and July 5, 2023. Net loss per share was calculated based on the weighted-average number of Common Stock outstanding.

Net Loss Per Share

The Company presents basic and diluted net loss per share attributable to Common Stockholders in conformity with the two-class method required for participating securities. The Company computes basic loss per share by dividing net loss available to Common Stockholders by the weighted-average number of common shares outstanding. Net loss available to Common Stockholders represents net loss attributable to Common Stockholders reduced by the allocation of earnings to participating securities. Losses are not allocated to participating securities as the holders of the participating securities do not have a contractual obligation to share in any losses. Diluted loss per share adjusts basic loss per share for the potentially dilutive impact of stock options and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options and warrants, are anti-dilutive, and accordingly, basic net loss per share equals diluted net loss per share.

Net loss per share calculations for all periods have been adjusted to reflect the reverse stock splits effected on January 12, 2021, October 18, 2022 and July 5, 2023. Net loss per share was calculated based on the weighted-average number of Common Stock outstanding.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging — Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments in ASU No. 2020-06 simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exceptions for contracts in an entity’s own equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company adopted this standard as of January 1, 2022. The adoption of this new accounting guidance had no impact on the Company’s consolidated financial position.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which introduces a new methodology for accounting for credit losses on financial instruments, including available-for-sale debt securities and accounts receivable. The guidance establishes a new “expected loss model” that requires entities to estimate current expected credit losses on financial instruments by using all practical and relevant information. Any expected credit losses are to be reflected as allowances rather than reductions in the amortized cost of available-for-sale debt securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022. The Company adopted ASU 2016-13 on January 1, 2023. The adoption of this standard did not have a material impact on these condensed consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 606): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606 as if it had originated the contracts. Generally, this should result in an acquirer recognizing and measuring the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements, if the acquiree prepared financial statements in accordance with GAAP. The amendment in this update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company adopted ASU 2021-08 on January 1, 2023. The adoption of this standard did not have a material impact on these condensed consolidated financial statements.

Other recent accounting pronouncements did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging — Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments in ASU No. 2020-06 simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exceptions for contracts in an entity’s own equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of this new accounting guidance had no impact on the Company’s consolidated financial position.

Pending Accounting Pronouncements

Pending Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which introduces a new methodology for accounting for credit losses on financial instruments, including available-for-sale debt securities and accounts receivable. The guidance establishes a new “expected loss model” that requires entities to estimate current expected credit losses on financial instruments by using all practical and relevant information. Any expected credit losses are to be reflected as allowances rather than reductions in the amortized cost of available-for-sale debt securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022. The Company does not expect that the application of ASU No. 2016-13 will have a material impact on the presentation of its results of operations, financial position, or disclosures.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 606): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606 as if it had originated the contracts. Generally, this should result in an acquirer recognizing and measuring the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements, if the acquiree prepared financial statements in accordance with GAAP. The amendment in this update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect that the application of ASU 2021-08 will have a material impact on the presentation of its results of operations, financial position, or disclosures.

Other recent accounting pronouncements did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.